RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES

In addition to those related party transactions and balances disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Six Months Ended	Six Months Ended
	Notes	September 30, 2025	September 30, 2024
		USD	USD
		(Unaudited)	(Unaudited)
Subscription fee income	(a)	16,070	23,639
Consultancy fee	(b)	125,000	125,000
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(c)	-	369,648
Finance charges on:
Loan from a related company	(d)	-	24,548
Loans from immediate holding company	(e)	-	58,077
Convertible loan notes	(f)	-	151,245

(a)	During the six months ended September 30, 2025, the Group entered into sales agreements with certain shareholders amounting to $16,070 in revenue generated (2024: $23,639).

(b)	During the six months ended September 30, 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (2024: $125,000).

(c)	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 were recognized during the six months ended September 30, 2024 (2025: $Nil).

(d)	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the six months ended September 30, 2024.

Upon the Recapitalization in July 2025, the loan was converted into convertible loan notes. The convertible loan notes were converted into Ordinary Shares on December 20, 2025.

(e)	The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an 8% annual interest charge and interest of $58,077 was accrued during the six months ended September 30, 2024.

On January 21, 2025, pursuant to a triparty loan agreements entered into between the Company, DSL, and Rhino Ventures dated September 30, 2024, the loans were fully settled through the capitalization by issuing Ordinary Shares and cash settlement. At March 31, 2025, there was no balance outstanding, and no interest was accrued for the six months ended September 30, 2025 accordingly.

(f)	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $151,245 was accrued during the six months ended September 30, 2024.

On December 20, 2024, all the outstanding convertible loan notes were converted into Ordinary Shares. No convertible loan notes were outstanding as of March 31, 2025 and no interest was accrued for the six months ended September 30, 2025 accordingly.

SCHEDULE OF KEY MANAGEMENT COMPENSATION

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Basic salaries, allowances and all benefits-in-kind	813,713	750,914
Pension costs - defined contribution plans	6,924	3,462
Share-based payments	282,965	274,497
	1,103,602	1,028,873